Financial structure and financial costs - Current financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial structure, financial costs and financial instruments
Current financial debt	$ 4,462	$ 2,377	$ 8,997
Current lease obligations	2,095	1,721	1,437
Current portion of non-current financial debt	3,467	5,492	5,068
Current borrowings (note 14)	10,024	9,590	15,502
Other current financial liabilities (note 14)	664	446	488
Current financial assets (note 14)	(6,914)	(6,585)	(8,746)
NET CURRENT BORROWINGS	3,774	3,451	7,244
Current deposits beyond three months
Financial structure, financial costs and financial instruments
Current financial assets (note 14)	(5,476)	(5,450)	(8,127)
Marketable securities
Financial structure, financial costs and financial instruments
Current financial assets (note 14)	(683)	(519)	(218)
Financial receivables on sub-lease
Financial structure, financial costs and financial instruments
Current financial assets (note 14)	(378)	(329)	(190)
Current portion of hedging instruments of debt
Financial structure, financial costs and financial instruments
Other current financial liabilities (note 14)	425	268	262
Current financial assets (note 14)	(29)	(91)	(2)
Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
Other current financial liabilities (note 14)	239	178	226
Current financial assets (note 14)	$ (348)	$ (196)	$ (209)